Fair Value Measurements - Level 3 Reconciliation (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 3,116,880	$ 1,842,424
Issuance of Paulson Warrants	2,749,369
Reclassification of warrant liability to shareholders' equity upon exercise of 12,500 warrant ADSs	(7,875)
Changes in values of liabilities related to options and warrants	1,122,648	528,083
Balance	$ 6,981,022	$ 2,370,507